Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Oct. 22, 2021	Oct. 12, 2021	Oct. 11, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
Subsequent event
Subsequent Event [Line Items]
Cash received from the Business Combination	$ 27.0
Proceeds from business combination used to pay down outstanding indebtedness	50.0
Transaction costs	$ 13.9
Subsequent event | Backstop Agreements | Class A Common Stock
Subsequent Event [Line Items]
Number of shares purchased		3,564,356
Common stock, par value		$ 0.0001
Threshold number of common stock subject to redemption		10,810,644
Redemption price per share		$ 10.10
Subsequent event | Fifth Amendment
Subsequent Event [Line Items]
Threshold Amount of Funds on Hand for Excess Cash Flow Sweep			$ 20.0